Schedule H, Line 4a, Schedule of Delinquent Participant Contributions (Details) - EBP 001 - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	91-0849125
Plan Number	001
Participant Contributions Transferred Late to the Plan	$ 569	$ 8,139	$ 8,139	$ 569
Contributions Not Corrected	0	8,139
Contributions Corrected Outside Voluntary Fiduciary Correction Program ("VFCP")	0	0
Contributions Corrected Under VFCP	569	0
Total Fully Corrected Under VFCP and PTE 2002-51	$ 0	$ 0